Money Market Funds (Tables)	12 Months Ended
Dec. 31, 2021
Money Market Funds.
Schedule of Money Market Funds at their Level within the Fair Value Hierarchy

The following table presents money market funds at their level within the fair value hierarchy at December 31, 2020 and 2019 (in thousands).

	Total	Level 1	Level 2	Level 3
December 31, 2021:
Money market funds	$69,487	$69,487	$—	$—

December 31, 2020:
Money market funds	$3,122	$3,122	$—	$—